Statements of Operations (USD $)	1 Months Ended
Mar. 31, 2014
Revenues:
Sales, net-
Expenses
General & administrative expenses	506
Stock-based compensation	2,100
Professional fees	20,000
Total Expenses	22,606
Net Loss for the Period	$ (22,606)
Basic and diluted loss per common share	$ 0.00
Weighted average number of common shares outstanding Basic and diluted	2,100,000